Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Schedule of weighted average assumptions
December 31, 2020
Risk-free rate	1.5%
Volatility factor	54.0%
Geometric Brownian Motion	0.853

Schedule of share-based compensation
	December 31,
	2021	2020
Research and development	$9,721	$—
Selling, general, and administrative	13,184	—
Total	$22,905	$—

Schedule of changes in the company’s outstanding aforementioned equity awards
	Number of Shares	Weighted average grant date fair value	Shares Retained to Cover Statutory Minimum Withholding Taxes
Nonvested shares as of December 31, 2019	1,709,478	$0.09
Granted	3,358,240	$3.28
Vested	(882,872)	$0.55	—
Forfeited	(343,024)	$0.09
Nonvested shares as of December 31, 2020	3,841,822	$2.61
Granted	6,237,471	$9.00
Vested	(3,070,760)	$4.17	153,636
Forfeited	(337,026)	$4.04
Nonvested shares as of December 31, 2021	6,671,507	$7.79

Schedule of company’s outstanding options
	Options	Weighted- average exercise price	Weighted- average remaining contractual term (years)	Aggregate intrinsic value
Outstanding at December 31, 2020	—	$—
Assumed from acquisition	1,542,332	$0.23
Exercised	(92,251)	$0.71
Forfeited or expired	—	$—
Outstanding at December 31, 2021	1,450,081	$0.20	5.93	$17,095
Exercisable at December 31, 2021	1,450,081	$0.20	5.93	$17,095
Vested or expected to vest	1,450,081	$0.20	5.93	$17,095